REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Year ended
Description	December 31, 2022	December 31, 2021	December 31, 2020 (As restated, Note 4)

Revenue by Phase in Well’s Lifecycle:
Production Services	$567,249	$554,097	$557,327
Drilling and Evaluation Services	342,268	322,632	276,825
Total revenue by phase in well’s life cycle	$909,517	$876,729	$834,152